Transactions with Related Parties, 1 (Details)	7 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 18, 2013
Related Party Transaction [Line Items]
Management fees		$ 107,748,000	$ 94,019,000	$ 94,973,000
Payments to acquire vessels		$ 65,225,000	0	$ 0
Management Agreement
Related Party Transaction [Line Items]
Duration of agreement		2 years
Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,500	$ 6,800
Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	6,500	6,800
Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	7,150	7,230
Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 9,500	9,700
Management Agreement | Per Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 50
Annual increase in daily management fee		3.00%
Navios Europe I
Related Party Transaction [Line Items]
Number of vessels acquired					10
Navios Europe I | Two LR1 and Three MR1 Product Tankers
Related Party Transaction [Line Items]
Number of vessels acquired		5
Navios Europe I | Management Agreement
Related Party Transaction [Line Items]
Duration of agreement		2 years
Navios Europe I | Management Agreement | MR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 6,800
Navios Europe I | Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		7,230
Navios Europe I | Management Agreement | Per Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 50
Navios Europe I | Management Agreement | Per Vessel | After January 1, 2022
Related Party Transaction [Line Items]
Annual increase in daily management fee		3.00%
Vessels' regulatory requirements
Related Party Transaction [Line Items]
Payments to acquire vessels		$ 18,207,000	$ 0